Stockholders' Equity and Share-Based Compensation (Details - Share Based Compensation) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Share-based compensation expense	$ 45,708	$ 1,308,008
Research and Development Expense [Member]
Share-based compensation expense	6,756	498,913
General and Administrative Expense [Member]
Share-based compensation expense	$ 38,952	$ 809,095